Financial Instruments - Summary of Differences Were Identified For The Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Financial assets	$ 20,872	$ 10,119
Financial assets, at fair value	21,443	9,948
Financial liabilities:
Financial liabilities	0	1,153
Financial liabilities, at fair value	0	990
Financial assets at amortised cost, category [member] | Short Term Investment [Member]
Financial assets:
Financial assets	20,872	10,119
Financial assets, at fair value	21,443	9,948
Financial liabilities at amortised cost, category [member] | Long-term borrowings [member]
Financial liabilities:
Financial liabilities	0	1,153
Financial liabilities, at fair value	$ 0	$ 990